Derivative Financial Instruments	3 Months Ended
Mar. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

11. Derivative Financial Instruments

During the three months ended March 31, 2021, the Company entered into foreign currency forward and option contracts to hedge certain cash flows related to anticipated expenditures related to the construction of its Berea, Kentucky and Richmond, Kentucky CEA facilities. These contracts, which have maturities ranging through December 2022, qualify as cash flow hedges and are used to hedge the Company’s foreign currency risk associated with the Euro denominated payments due upon the completion of established project milestones under the applicable CEA facility construction contracts. As of March 31, 2021, the total notional amount outstanding of foreign currency contracts designated as cash flow hedging instruments was €49,692. The Company maintains collateral of $5,000 for the hedge program which is included in other non-current assets and margin call deposits of $670 which are included in prepaid expenses and other current assets in the unaudited condensed consolidated balance sheet at March 31, 2021.

The Company has elected to measure hedge effectiveness using the “spot method” under which the hedging relationship is considered perfectly effective and changes in the fair value of the forward and options contracts attributable to changes in the spot rate are recorded as a component of other AOCL. As the hedged items are ultimately capitalized as part of the CEA facility fixed assets, the AOCL amounts will be reclassified into earnings over the same periods as the future depreciation expense related to those assets. Consistent with the allocation of greenhouse facility fixed asset depreciation, the AOCL reclassification will also be allocated between cost of goods sold (“COGS”) and SG&A within the unaudited condensed consolidated statement of operations and comprehensive loss.

Under the “spot method”, changes in the fair value of forward contracts attributable to changes in the difference between the forward rate and the spot rate (forward points) and the fair value of option contracts attributable to time and volatility values (up-front premium) will be excluded from the measure of hedge effectiveness and amortized as COGS and SG&A on a straight-line basis over the terms of the underlying contracts. During the three months ended March 31, 2021, the Company recognized amortization expense of $30 related to its foreign currency hedge contracts within its unaudited condensed consolidated statement of operations and comprehensive loss.

As of March 31, 2021, the Company had a net liability of $(632) in foreign currency contracts designated as cash flow hedging instruments, which is included in other current and non-current liabilities according to the expected settlement dates of the related contracts. The Company recorded unrealized losses of $(669), net of tax impact of $244, in AOCL for the three months ended March 31, 2021. The Company will release the AOCL amounts, net of tax impact, in the periods that the underlying transactions impact earnings as described above.